Other expenses	12 Months Ended
Dec. 31, 2022
Other expenses
Other expenses
31.    Other expenses
The following table details other expenses:

	December 31,
	2022	2021	2020
Administrative	5,587	4,484	3,060
Professional services	5,603	4,074	3,316
Maintenance and repairs	3,449	2,388	2,081
Share-based payments to directors	895	924	1,082
Regulatory fees	1,015	978	964
Operating lease of spaces and equipment	717	562	575
Advertising and marketing	557	179	100
Other	354	1,191	344
Total	18,177	14,780	11,522